UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American High-Income TrustSM
Investment portfolio

June 30, 2009
unaudited

Bonds, notes & other debt instruments — 83.86%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 78.95%
CONSUMER DISCRETIONARY — 20.32%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$62,980	$66,759
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011[1]	6,000	48
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	50,950	49,294
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	43,890	41,915
Charter Communications Operating, LLC, Term Loan B, 4.25% 2014[3,4,5]	31,209	28,205
Charter Communications Operating, LLC, Term Loan B, 7.25% 2014[3,4,5]	16,541	16,309
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	33,700	32,436
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[2]	26,500	27,560
CCH I, LLC and CCH I Capital Corp. 11.00% 2015[1]	7,475	934
Univision Communications Inc. 7.85% 2011	44,841	44,393
Univision Communications, Inc., First Lien Term Loan B, 2.56% 2014[3,4,5]	131,785	99,127
Univision Communications Inc. 12.00% 2014[2]	20,310	20,056
Univision Communications Inc. 10.50% 2015[2,4,6]	158,265	92,981
NTL Cable PLC 8.75% 2014	65,893	64,575
NTL Cable PLC 8.75% 2014	€5,300	6,987
NTL Cable PLC 9.75% 2014	£3,000	4,662
NTL Cable PLC 9.125% 2016	$30,465	29,475
NTL Cable PLC 9.50% 2016	68,150	67,469
MGM MIRAGE 8.50% 2010	3,100	2,829
Mandalay Resort Group 6.375% 2011	1,500	1,125
MGM MIRAGE 6.75% 2012	1,700	1,215
MGM MIRAGE 6.75% 2013	16,855	11,335
MGM MIRAGE 13.00% 2013[2]	27,775	30,552
MGM MIRAGE 5.875% 2014	25,425	16,463
MGM MIRAGE 10.375% 2014[2]	12,725	13,266
MGM MIRAGE 6.625% 2015	7,975	5,244
MGM MIRAGE 7.50% 2016	4,000	2,615
MGM MIRAGE 11.125% 2017[2]	18,275	19,463
Michaels Stores, Inc., Term Loan B, 2.625% 2013[3,4,5]	28,772	22,946
Michaels Stores, Inc. 10.00% 2014	93,825	79,282
Michaels Stores, Inc. 0%/13.00% 2016[7]	2,170	901
Allison Transmission Holdings, Inc., Term Loan B, 3.07% 2014[3,4,5]	13,852	11,112
Allison Transmission Holdings, Inc. 11.00% 2015[2]	45,300	36,013
Allison Transmission Holdings, Inc. 12.00% 2015[2,4,6]	53,485	37,707
TL Acquisitions, Inc., Term Loan B, 2.81% 2014[3,4,5]	38,502	32,401
Thomson Learning 10.50% 2015[2]	56,890	46,365
AMC Entertainment Inc. 8.00% 2014	8,175	7,010
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	9,725
AMC Entertainment Inc. 8.75% 2019[2]	64,800	61,236
Toys “R” Us, Inc. 7.625% 2011	54,610	50,787
Toys “R” Us-Delaware, Inc., Term Loan B, 4.565% 2012[3,4,5]	24,012	22,224
Mohegan Tribal Gaming Authority 6.375% 2009	36,500	35,679
Mohegan Tribal Gaming Authority 8.00% 2012	17,950	13,732
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	931
Mohegan Tribal Gaming Authority 7.125% 2014	22,100	15,138
Mohegan Tribal Gaming Authority 6.875% 2015	3,775	2,473
Dollar General Corp., Term Loan B2, 3.06% 2014[3,4,5]	5,000	4,716
Dollar General Corp. 10.625% 2015	24,250	26,311
Dollar General Corp. 11.875% 2017[4,6]	33,675	36,537
CSC Holdings, Inc., Series B, 6.75% 2012	4,500	4,365
Cablevision Systems Corp., Series B, 8.00% 2012	350	348
CSC Holdings, Inc. 8.50% 2014[2]	23,825	23,736
CSC Holdings, Inc. 8.50% 2015[2]	8,500	8,394
CSC Holdings, Inc. 8.625% 2019[2]	26,700	26,299
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	14,075	13,477
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	54,303	49,144
J.C. Penney Co., Inc. 8.00% 2010	21,655	21,897
J.C. Penney Co., Inc. 9.00% 2012	8,980	9,153
J.C. Penney Co., Inc. 7.95% 2017	805	790
J.C. Penney Corp., Inc. 5.75% 2018	20,350	17,890
J.C. Penney Co., Inc. 7.125% 2023	12,000	10,613
Boyd Gaming Corp. 7.75% 2012	27,925	26,110
Boyd Gaming Corp. 6.75% 2014	25,000	20,375
Boyd Gaming Corp. 7.125% 2016	18,000	13,432
Macy’s Retail Holdings, Inc. 8.875% 2015	16,000	15,501
Federated Retail Holdings, Inc. 5.90% 2016	32,000	26,107
Federated Department Stores, Inc. 6.79% 2027	8,277	5,746
Federated Department Stores, Inc. 7.00% 2028	6,900	5,072
Federated Department Stores, Inc. 6.90% 2029	8,870	6,239
Quebecor Media Inc. 7.75% 2016	33,400	30,436
Quebecor Media Inc. 7.75% 2016	22,370	20,385
Warner Music Group 0%/9.50% 2014[7]	1,500	1,185
Warner Music Group 7.375% 2014	18,090	15,399
Warner Music Group 9.50% 2016[2]	30,400	30,400
CBS Corp. 8.20% 2014	2,000	2,053
CBS Corp. 8.875% 2019	45,425	44,343
Cinemark USA, Inc., Term Loan B, 2.21% 2013[3,4,5]	5,592	5,293
Cinemark USA, Inc. 8.625% 2019[2]	39,405	39,109
UPC Holding BV 9.875% 2018[2]	45,075	43,103
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,216
Royal Caribbean Cruises Ltd. 8.75% 2011	435	418
Royal Caribbean Cruises Ltd. 7.00% 2013	3,825	3,361
Royal Caribbean Cruises Ltd. 11.875% 2015	36,150	35,608
Kabel Deutschland GmbH 10.625% 2014	36,275	37,590
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	32,850	32,850
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	4,292	4,271
Hanesbrands Inc., Series B, 4.593% 2014[4]	45,550	36,895
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	37,925	33,564
Sealy Mattress Co. 8.25% 2014	16,715	13,832
Sealy Mattress Co. 10.875% 2016[2]	15,950	16,787
Ford Motor Co. 9.50% 2011	1,000	785
FCE Bank PLC 7.125% 2013	€24,150	27,772
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012[8]	$28,180	25,666
Seneca Gaming Corp., Series B, 7.25% 2012	19,825	17,248
Seneca Gaming Corp. 7.25% 2012	8,440	7,343
Edcon (Proprietary) Ltd. 4.527% 2014[4]	€22,425	18,398
Edcon (Proprietary) Ltd. 4.527% 2014[4]	5,000	4,102
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	$23,950	20,597
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144	4,900
Tenneco Automotive Inc. 8.625% 2014	16,020	11,614
Tenneco Inc. 8.125% 2015	5,000	3,975
Pinnacle Entertainment, Inc. 7.50% 2015	23,100	19,866
American Media Operation 9.00% 2013[2,6,9]	3,250	1,633
American Media Operation 14.00% 2013[2,4,6,9]	44,909	18,076
Neiman Marcus Group, Inc. 9.75% 2015[4,6]	32,980	19,623
Bon-Ton Department Stores, Inc. 10.25% 2014	37,200	16,368
Gray Television Inc., Series D, 15.00% (undated)[8,10]	64,500	16,182
LBI Media, Inc. 8.50% 2017[2]	30,380	16,139
Meritage Corp. 7.00% 2014	8,575	7,074
Meritage Homes Corp. 6.25% 2015	2,675	2,113
Meritage Corp. 7.731% 2017[2,8]	9,000	5,995
Cox Communications, Inc. 5.45% 2014	390	388
Cox Communications, Inc. 9.375% 2019[2]	3,610	4,354
Cox Communications, Inc. 8.375% 2039[2]	8,875	9,925
Education Management LLC and Education Management Finance Corp. 8.75% 2014	14,495	14,133
Fox Acquisition LLC, Term Loan B, 7.25% 2015[3,4,5]	2,774	2,021
Fox Acquisition LLC 13.375% 2016[2]	26,095	11,938
Regal Cinemas Corp., Series B, 9.375% 2012	13,300	12,951
Gaylord Entertainment Co. 8.00% 2013	12,450	10,676
Gaylord Entertainment Co. 6.75% 2014	2,450	1,844
Beazer Homes USA, Inc. 8.625% 2011	9,600	6,576
Beazer Homes USA, Inc. 8.125% 2016	11,405	5,531
Local T.V. Finance LLC, Term Loan B, 2.31% 2013[3,4,5]	11,122	7,062
Local T.V. Finance LLC 10.00% 2015[2,4,6]	26,838	4,697
Time Warner Cable Inc. 7.50% 2014	4,700	5,183
Time Warner Cable Inc. 8.25% 2019	3,000	3,410
Time Warner Cable Inc. 8.75% 2019	2,300	2,684
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	6,031	6,076
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 7.625% 2016	3,750	3,666
Vidéotron Ltée 6.875% 2014	6,780	6,305
Vidéotron Ltée 6.375% 2015	3,720	3,353
Standard Pacific Corp. 7.75% 2013	3,920	2,842
Standard Pacific Corp. 6.25% 2014	5,685	4,036
Standard Pacific Corp. 7.00% 2015	2,715	1,955
Liberty Media Corp. 8.25% 2030	12,675	8,793
KB Home 6.25% 2015	9,285	7,985
Seminole Tribe of Florida 7.804% 2020[2,3]	10,050	7,887
Whirlpool Corp. 8.60% 2014	7,250	7,584
Dillard Department Stores, Inc. 9.125% 2011	8,230	7,530
Claire’s Stores, Inc., Term Loan B, 3.06% 2014[3,4,5]	12,440	7,070
Jarden Corp. 8.00% 2016	7,225	6,918
iesy Repository GmbH 10.125% 2015	€4,750	6,861
Burlington Coat Factory Warehouse Corp. 11.125% 2014	$8,025	6,420
Radio One, Inc. 6.375% 2013	20,260	6,205
Wendy’s/Arby’s Group Inc. 10.00% 2016[2]	5,700	5,479
Comcast Cable Communications, Inc. 6.75% 2011	2,935	3,102
Comcast Corp. 6.30% 2017	2,000	2,120
General Motors Corp. 7.20% 2011[1]	8,695	1,130
General Motors Corp. 7.125% 2013[1]	16,055	2,047
General Motors Corp. 8.80% 2021[1]	12,025	1,503
Viacom Inc. 5.75% 2011	4,500	4,609
Cooper-Standard Automotive Inc. 7.00% 2012[1]	19,525	3,905
Cooper-Standard Automotive Inc. 8.375% 2014[1]	9,275	603
WPP Finance (UK) 8.00% 2014	4,000	4,066
Staples, Inc. 9.75% 2014	3,325	3,717
TRW Automotive Inc. 7.00% 2014[2]	4,650	3,371
Goodyear Tire & Rubber Co. 5.01% 2009[4]	3,000	2,985
Technical Olympic USA, Inc. 9.00% 2010[1]	22,486	1,012
Technical Olympic USA, Inc. 9.00% 2010[1]	7,325	330
Technical Olympic USA, Inc. 9.25% 2011[1,2]	36,325	1,635
WDAC Intermediate Corp. 8.375% 2014[2]	9,870	2,171
WDAC Intermediate Corp. 8.50% 2014	€1,750	675
Dex Media, Inc., Series B, 8.00% 2013[1]	$2,125	329
Dex Media, Inc., Series B, 9.00% 2013[1]	9,000	1,395
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.19% 2012[3,4,5]	1,595	1,479
Marks and Spencer Group PLC 7.125% 2037[2]	1,480	1,098
Delphi Automotive Systems Corp. 6.55% 2006[1]	12,730	80
Delphi Automotive Systems Corp. 6.50% 2009[1]	34,600	216
Delphi Corp. 6.50% 2013[1]	17,190	258
Delphi Automotive Systems Corp. 7.125% 2029[1]	14,300	89
Delphi Trust I 8.25% 2033[1,8]	4,470	—
Visteon Corp. 8.25% 2010[1]	3,772	132
Visteon Corp. 12.25% 2016[1,2]	9,737	389
Idearc Inc. 8.00% 2016[1]	13,600	425
KAC Acquisition Corp. 8.00% 2026[2,6,8]	237	237
Young Broadcasting Inc. 10.00% 2011[1]	58,845	147
Young Broadcasting Inc. 8.75% 2014[1]	4,040	10
		2,626,376

TELECOMMUNICATION SERVICES — 10.84%
Qwest Capital Funding, Inc. 7.00% 2009	3,000	3,007
Qwest Capital Funding, Inc. 7.90% 2010	23,185	23,301
Qwest Capital Funding, Inc. 7.25% 2011	93,150	90,821
Qwest Communications International Inc. 7.25% 2011	43,725	42,632
Qwest Corp. 7.875% 2011	12,000	12,060
Qwest Corp. 8.875% 2012	3,600	3,645
Cricket Communications, Inc. 9.375% 2014	85,380	84,526
Cricket Communications, Inc. 7.75% 2016[2]	92,450	89,445
Sprint Nextel Corp. 1.001% 2010[4]	5,120	4,829
Nextel Communications, Inc., Series E, 6.875% 2013	15,513	12,915
Nextel Communications, Inc., Series F, 5.95% 2014	113,790	90,179
Nextel Communications, Inc., Series D, 7.375% 2015	74,753	59,989
American Tower Corp. 7.125% 2012	56,060	56,691
American Tower Corp. 7.00% 2017	51,825	50,400
American Tower Corp. 7.25% 2019[2]	39,000	37,928
Windstream Corp. 8.125% 2013	89,875	87,403
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	30,766
Windstream Corp. 8.625% 2016	22,300	21,464
Windstream Corp. 7.00% 2019	2,500	2,188
Centennial Communications Corp. 6.958% 2013[4]	49,250	49,250
Centennial Communications Corp. 10.00% 2013	14,750	15,635
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	37,505	38,865
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	24,175	24,840
MetroPCS Wireless, Inc., Term Loan B, 3.313% 2013[3,4,5]	10,624	10,123
MetroPCS Wireless, Inc. 9.25% 2014	66,600	66,517
MetroPCS Wireless, Inc. 9.25% 2014[2]	35,200	35,024
Digicel Group Ltd. 12.00% 2014[2]	61,225	62,143
Digicel Group Ltd. 8.875% 2015[2]	29,500	24,633
Digicel Group Ltd. 8.875% 2015	9,150	7,640
Crown Castle International Corp. 9.00% 2015	41,900	42,843
Crown Castle International Corp. 7.75% 2017[2]	27,830	27,273
Intelsat, Ltd. 8.50% 2013	3,000	2,895
Intelsat, Ltd. 0%/9.50% 2015[7]	7,000	6,300
Intelsat, Ltd. 8.875% 2015	12,250	11,882
Intelsat Jackson Holding Co., Series B, 8.875% 2015[2]	10,750	10,427
Intelsat Jackson Holding Co. 9.50% 2016[2]	21,600	21,816
Orascom Telecom 7.875% 2014[2]	32,780	27,863
NTELOS Inc., Term Loan B, 2.56% 2011[3,4,5]	20,590	20,133
Rogers Wireless Inc. 7.25% 2012	6,375	6,855
Rogers Wireless Inc. 7.50% 2015	12,025	13,096
Millicom International Cellular SA 10.00% 2013	10,050	10,238
Telecom Italia Capital SA 7.175% 2019	10,000	10,155
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	7,900	7,663
Cincinnati Bell Inc. 7.25% 2013	7,875	7,245
Trilogy International Partners LLC, Term Loan B, 4.098% 2012[3,4,5]	10,475	7,123
Hawaiian Telcom Communications, Inc. 9.75% 2013[1]	23,340	350
Hawaiian Telcom Communications, Inc. 8.765% 2013[1,4]	19,715	296
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[3,4,5,6]	8,946	5,401
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[1]	8,725	1
AT&T Inc. 6.70% 2013	2,500	2,748
AT&T Inc. 6.55% 2039	3,000	3,004
Citizens Communications Co. 7.875% 2027	6,550	5,273
Verizon Communications Inc. 3.75% 2011[2]	4,000	4,084
América Móvil, SAB de CV 8.46% 2036	MXN65,000	3,658
Level 3 Financing, Inc. 9.25% 2014	$4,000	3,300
		1,400,781

INDUSTRIALS — 9.57%
Nielsen Finance LLC, Term Loan B, 2.321% 2013[3,4,5]	25,877	23,431
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	102,250	97,265
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[2]	14,650	14,613
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[7]	135,450	87,704
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016[2]	58,700	57,379
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.31% 2014[3,4,5]	80,761	55,523
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.598% 2014[3,4,5]	4,668	3,209
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	4,975	2,587
Hawker Beechcraft Acquisition Co., LLC 9.625% 2015[4,6]	48,710	20,702
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	2,880	1,224
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,3,8]	1,135	—
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,3]	17,433	20,746
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	1,694	1,660
United Air Lines, Inc., Term Loan B, 2.313% 2014[3,4,5]	73,676	43,223
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	254	251
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	215	213
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,3]	8,816	4,629
ARAMARK Corp., Term Loan B, 2.473% 2014[3,4,5]	15,587	14,421
ARAMARK Corp., Letter of Credit, 4.721% 2014[3,4,5]	990	916
ARAMARK Corp. 4.528% 2015[4]	16,220	13,260
ARAMARK Corp. 8.50% 2015	40,820	39,799
RailAmerica Inc. 9.25% 2017[2]	67,250	65,232
Continental Airlines, Inc. 8.75% 2011	21,200	13,356
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	5,000	4,794
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[3]	2,394	1,999
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	5,066	3,824
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	6,471	4,740
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	4,836	3,651
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	4,996	4,337
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	2,230	1,717
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3,8]	8,885	8,218
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	13,136	8,013
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3,8]	2,928	2,460
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,646	2,181
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3,8]	350	294
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	6,736	4,917
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	61,577	59,422
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,669
Allied Waste North America, Inc., Series B, 5.75% 2011	8,450	8,517
Allied Waste North America, Inc., Series B, 6.125% 2014	5,350	5,409
Allied Waste North America, Inc., Series B, 7.375% 2014	15,705	16,035
Allied Waste North America, Inc. 6.875% 2017	15,800	15,666
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.26% 2014[3,4,5]	10,488	8,286
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.79% 2014[3,4,5]	10,287	8,127
DAE Aviation Holdings, Inc. 11.25% 2015[2]	66,070	38,651
Ashtead Group PLC 8.625% 2015[2]	17,750	15,221
Ashtead Capital, Inc. 9.00% 2016[2]	42,955	36,619
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[3]	560	544
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	17,018	16,444
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[3]	3,500	3,255
Northwest Airlines, Inc., Term Loan B, 4.10% 2013[3,4,5]	12,772	10,154
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[3]	2,500	2,360
Delta Air Lines, Inc., Second Lien Term Loan B, 3.568% 2014[3,4,5]	11,760	8,103
Northwest Airlines, Inc., Term Loan A, 2.35% 2018[3,4,5]	11,015	8,316
US Investigations Services, Inc., Term Loan B, 3.359% 2015[3,4,5]	10,567	9,418
US Investigations Services, Inc. 10.50% 2015[2]	34,825	28,556
US Investigations Services, Inc. 11.75% 2016[2]	12,875	9,978
AMR Corp., Series B, 10.45% 2011	1,850	911
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	17,375	14,421
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	8,690	7,039
AMR Corp. 9.00% 2012	16,155	8,077
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,300	1,227
AMR Corp. 9.00% 2016	1,475	627
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	14,153	7,501
AMR Corp. 9.88% 2020	1,275	625
AMR Corp. 9.80% 2021	2,555	1,252
AMR Corp. 10.00% 2021	9,000	4,410
B/E Aerospace 8.50% 2018	32,955	31,142
TFM, SA de CV 9.375% 2012	17,775	16,975
Kansas City Southern Railway Co. 13.00% 2013	4,175	4,499
Kansas City Southern Railway Co. 8.00% 2015	3,400	3,179
Atrium Companies, Inc., Term Loan B, 11.75% 2012[3,4,5,6]	40,897	16,563
Atrium Companies, Inc. 15.00% 2012[2,6]	45,037	1,126
Interface Inc. 11.375% 2013[2]	16,200	16,848
RBS Global, Inc. and Rexnord LLC 9.50% 2014	11,675	10,041
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	6,060
CEVA Group PLC 10.00% 2014[2]	9,675	6,627
CEVA Group PLC, Bridge Loan, 7.068% 2015[3,4,5,8]	26,763	9,099
NTK Holdings Inc. 0%/10.75% 2014[3,7]	53,460	4,544
THL Buildco, Inc. 8.50% 2014	34,620	10,040
TransDigm Inc. 7.75% 2014	11,960	11,422
Iron Mountain Inc. 7.75% 2015	11,175	10,784
CSX Corp. 7.375% 2019	9,875	10,743
Navios Maritime Holdings Inc. 9.50% 2014	12,425	10,426
United Rentals (North America), Inc., Series B, 6.50% 2012	10,675	10,408
RSC Holdings III, LLC, Second Lien Term Loan B, 4.67% 2013[3,4,5]	12,141	9,334
Esterline Technologies Corp. 6.625% 2017	8,250	7,580
H&E Equipment Services, Inc. 8.375% 2016	7,375	5,955
Esco Corp. 4.504% 2013[2,4]	950	747
Esco Corp. 8.625% 2013[2]	5,600	4,872
Sequa Corp., Term Loan B, 4.08% 2014[3,4,5]	6,871	5,337
Alion Science and Technology Corp. 10.25% 2015	10,350	4,192
Accuride Corp. 8.50% 2015	15,345	3,146
Park-Ohio Industries, Inc. 8.375% 2014	6,225	3,081
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	3,650	2,947
Quebecor World Inc. 8.75% 2016[1,2]	17,615	1,673
FTI Consulting, Inc. 7.625% 2013	775	758
		1,237,476

HEALTH CARE — 8.15%
Tenet Healthcare Corp. 7.375% 2013	25,935	23,471
Tenet Healthcare Corp. 9.00% 2015[2]	1,245	1,261
Tenet Healthcare Corp. 9.25% 2015	39,985	36,786
Tenet Healthcare Corp. 10.00% 2018[2]	1,245	1,313
Tenet Healthcare Corp. 8.875% 2019[2]	179,090	180,881
Tenet Healthcare Corp. 6.875% 2031	200	121
HealthSouth Corp., Term Loan B, 2.57% 2013[3,4,5]	12,731	11,935
HealthSouth Corp. 7.218% 2014[4]	57,305	52,577
HealthSouth Corp. 10.75% 2016	76,190	76,952
Elan Finance PLC and Elan Finance Corp. 4.883% 2011[4]	30,276	26,643
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	12,575	11,695
Elan Finance PLC and Elan Finance Corp. 4.793% 2013[4]	16,120	12,654
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	66,255	60,955
HCA Inc., Term Loan B, 2.848% 2013[3,4,5]	51,122	46,298
HCA Inc. 9.125% 2014	6,345	6,297
HCA Inc. 9.25% 2016	7,700	7,604
HCA Inc. 9.625% 2016[4,6]	12,306	12,214
HCA Inc. 8.50% 2019[2]	36,660	36,110
VWR Funding, Inc. 10.25% 2015[4,6]	119,260	94,812
Bausch & Lomb Inc. 9.875% 2015	53,025	50,904
Boston Scientific Corp. 5.45% 2014	6,235	5,767
Boston Scientific Corp. 5.125% 2017	7,875	6,733
Boston Scientific Corp. 7.00% 2035	41,985	34,218
PTS Acquisition Corp. 9.50% 2015[4,6]	75,500	39,732
Warner Chilcott Corp. 8.75% 2015	34,724	34,724
Surgical Care Affiliates, Inc. 9.625% 2015[2,4,6]	25,200	19,530
Surgical Care Affiliates, Inc. 10.00% 2017[2]	19,855	13,898
Team Finance LLC and Health Finance Corp. 11.25% 2013	30,640	31,483
Coventry Health Care, Inc. 5.95% 2017	36,030	28,288
Symbion Inc. 11.75% 2015[4,6]	31,054	20,651
Viant Holdings Inc. 10.125% 2017[2]	25,974	20,519
Valeant Pharmaceuticals 8.375% 2016[2]	16,535	16,494
Express Scripts Inc. 5.25% 2012	15,805	16,340
Mylan Inc., Term Loan B, 3.875% 2014[3,4,5]	5,970	5,779
United Surgical Partners International Inc. 9.25% 2017[4,6]	6,455	5,293
Health Management Associates, Inc. 6.125% 2016	3,000	2,588
CHS/Community Health Systems, Inc. 8.875% 2015	250	246
		1,053,766

FINANCIALS — 7.54%
Ford Motor Credit Co. 7.375% 2009	39,725	39,387
Ford Motor Credit Co. 8.625% 2010	2,405	2,261
Ford Motor Credit Co. 9.75% 2010[4]	31,000	29,703
Ford Motor Credit Co. 7.25% 2011	5,000	4,327
Ford Motor Credit Co. 7.375% 2011	6,775	6,135
Ford Motor Credit Co. 9.875% 2011	5,000	4,627
Ford Motor Credit Co. 3.889% 2012[4]	114,360	88,629
Ford Motor Credit Co. 7.80% 2012	5,500	4,735
Ford Motor Credit Co. 8.00% 2016	9,515	7,284
Countrywide Home Loans, Inc., Series M, 4.125% 2009	25,000	25,083
Countrywide Home Loans, Inc., Series K, 5.625% 2009	8,122	8,126
Countrywide Financial Corp., Series A, 4.50% 2010	4,591	4,546
Countrywide Financial Corp., Series B, 5.80% 2012	20,955	21,100
Bank of America Corp., Series L, 7.375% 2014	10,000	10,341
Bank of America Corp. 5.30% 2017	5,000	4,249
Bank of America Corp. 6.10% 2017	22,175	19,569
Bank of America Corp. 5.65% 2018	2,475	2,191
Bank of America Corp. 7.625% 2019	21,300	21,432
BankAmerica Capital II, Series 2, 8.00% 2026	1,260	1,048
MBNA Capital A, Series A, 8.278% 2026	7,500	6,332
Realogy Corp., Letter of Credit, 3.37% 2013[3,4,5]	18,076	13,139
Realogy Corp., Term Loan B, 4.177% 2013[3,4,5]	80,362	58,414
Realogy Corp., Term Loan DD, 4.177% 2013[3,4,5]	10,000	7,269
Realogy Corp. 10.50% 2014	62,395	27,298
Realogy Corp. 11.75% 2014[4,6]	5,857	1,874
Realogy Corp. 12.375% 2015	6,000	1,710
CIT Group Inc., Series A, 1.358% 2009[4]	5,000	4,860
CIT Group Inc. 4.125% 2009	14,033	13,303
CIT Group Inc. 6.875% 2009	10,015	9,582
CIT Group Inc. 4.25% 2010	21,925	19,686
CIT Group Inc. 7.625% 2012[8]	16,615	11,797
CIT Group Inc. 7.75% 2012	578	403
CIT Group Inc. 5.00% 2014	621	369
CIT Group Inc. 5.65% 2017	1,024	579
CIT Group Inc. 12.00% 2018[2]	1,574	740
Residential Capital Corp. 8.375% 2010	2,000	1,470
General Motors Acceptance Corp. 7.25% 2011[2]	27,783	25,699
General Motors Acceptance Corp. 6.625% 2012[2]	1,899	1,605
General Motors Acceptance Corp. 6.875% 2012[2]	7,250	6,126
General Motors Acceptance Corp. 7.00% 2012[2]	12,062	10,349
General Motors Acceptance Corp. 7.50% 2013[2]	3,030	2,379
General Motors Acceptance Corp. 2.868% 2014[2,4]	9,210	6,459
General Motors Acceptance Corp. 6.75% 2014[2]	2,529	2,011
General Motors Acceptance Corp. 8.00% 2018[2]	3,269	2,108
Rouse Co. 3.625% 2009[1]	12,415	7,884
Rouse Co. 7.20% 2012[1]	12,145	7,773
Rouse Co. 5.375% 2013[1]	22,130	14,053
Rouse Co. 6.75% 2013[1,2]	17,950	11,398
Citigroup Inc. 6.125% 2017	8,700	7,640
Citigroup Inc. 6.125% 2018	9,350	8,191
Citigroup Capital XXI 8.30% 2077[4]	32,155	25,132
Host Marriott, LP, Series M, 7.00% 2012	11,100	10,767
Host Hotels & Resorts LP 9.00% 2017[2]	28,025	26,834
National City Preferred Capital Trust I 12.00% (undated)[4]	28,090	29,354
Liberty Mutual Group Inc., Series A, 7.80% 2087[2,4]	6,260	3,512
Liberty Mutual Group Inc., Series C, 10.75% 2088[2,4]	29,740	21,449
Lazard Group LLC 7.125% 2015	20,314	18,685
Lazard Group LLC 6.85% 2017	6,761	6,220
SLM Corp., Series A, 5.375% 2013	9,000	7,524
SLM Corp., Series A, 1.392% 2014[4]	7,000	4,871
SLM Corp., Series A, 8.45% 2018	10,000	8,567
International Lease Finance Corp., Series R, 6.375% 2013	7,900	6,015
International Lease Finance Corp., Series R, 5.65% 2014	19,000	13,782
PLD International Finance LLC 4.375% 2011	€3,050	3,986
ProLogis 5.625% 2016	$2,970	2,286
ProLogis 6.625% 2018	8,570	6,759
Hospitality Properties Trust 6.75% 2013	4,080	3,592
Hospitality Properties Trust 5.125% 2015	4,410	3,504
Hospitality Properties Trust 6.30% 2016	1,735	1,391
Hospitality Properties Trust 5.625% 2017	2,430	1,816
Hospitality Properties Trust 6.70% 2018	2,945	2,259
Zions Bancorporation 5.65% 2014	12,520	9,056
Zions Bancorporation 5.50% 2015	250	180
Zions Bancorporation 6.00% 2015	3,625	2,595
Royal Bank of Scotland Group PLC 5.00% 2013	15	12
Royal Bank of Scotland Group PLC 5.00% 2014	10,172	8,140
Royal Bank of Scotland Group PLC 5.05% 2015	3,813	2,992
Capital One Financial Corp. 7.375% 2014	7,000	7,226
Capital One Financial Corp. 6.15% 2016	4,250	3,767
MetLife Capital Trust X 9.25% 2068[2,4]	12,000	10,705
Scotland International Finance No. 2 BV 4.25% 2013[2]	1,000	832
HBOS PLC 6.75% 2018[2]	13,050	9,866
Sovereign Bancorp, Inc. 0.842% 2010[4]	10,475	10,319
Kimco Realty Corp., Series C, 5.783% 2016	10,975	9,303
SunTrust Banks, Inc. 5.25% 2012	5,795	5,910
SunTrust Banks, Inc. 6.00% 2017	2,905	2,634
Simon Property Group, LP 10.35% 2019	7,350	8,365
iStar Financial, Inc. 6.00% 2010	5,612	3,873
iStar Financial, Inc. 6.50% 2013	3,156	1,390
iStar Financial, Inc. 8.625% 2013	5,000	2,602
Catlin Insurance Ltd. 7.249% (undated)[2,4]	13,055	7,320
LaBranche & Co Inc. 11.00% 2012	7,750	7,101
HSBC Finance Corp. 5.70% 2011	6,250	6,310
Wells Fargo Capital XIII 7.70% (undated)[4]	1,950	1,620
Wells Fargo & Co. 7.98% (undated)[4]	5,260	4,372
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[1]	5,000	762
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[1]	4,640	708
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[1]	360	55
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[1]	23,000	3,795
E*TRADE Financial Corp. 7.875% 2015	6,495	5,164
JPMorgan Chase Bank NA 6.00% 2017	4,818	4,697
Banco Mercantil del Norte, SA 6.135% 2016[2,4]	3,500	3,074
Banco Mercantil del Norte, SA 6.862% 2021[2,4]	2,000	1,611
Morgan Stanley 10.09% 2017	BRL10,800	4,610
Westfield Group 5.40% 2012[2]	$115	110
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	1,200	1,081
Westfield Group 5.70% 2016[2]	145	126
Westfield Group 7.125% 2018[2]	3,540	3,291
Korea Development Bank 8.00% 2014	3,500	3,793
Northern Rock PLC 5.60% (undated)[2,4]	900	184
Northern Rock PLC 6.594% (undated)[2,4]	11,400	2,337
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	2,010
Barclays Bank PLC 5.926% (undated)[2,4]	3,000	1,712
Schwab Capital Trust I 7.50% 2037[4]	1,795	1,500
HSBK (Europe) BV 7.75% 2013[2]	1,200	888
Capmark Financial Group Inc. 3.606% 2010[4]	1,555	636
		974,212

INFORMATION TECHNOLOGY — 6.12%
NXP BV and NXP Funding LLC 3.881% 2013[4]	$109,665	$44,277
NXP BV and NXP Funding LLC 4.185% 2013[4]	€48,528	26,201
NXP BV and NXP Funding LLC 7.875% 2014	$119,115	54,793
NXP BV and NXP Funding LLC 8.625% 2015	€128,714	64,081
NXP BV and NXP Funding LLC 9.50% 2015	$157,190	56,195
Sanmina-SCI Corp. 3.379% 2010[2,4]	2,375	2,292
Sanmina-SCI Corp. 6.75% 2013	56,040	43,711
Sanmina-SCI Corp. 3.379% 2014[2,4]	24,605	20,299
Sanmina-SCI Corp. 8.125% 2016	94,707	69,491
Freescale Semiconductor, Inc., Term Loan B, 2.07% 2013[3,4,5]	14,627	10,736
Freescale Semiconductor, Inc. 4.504% 2014[4]	5,325	2,050
Freescale Semiconductor, Inc. 8.875% 2014	30,508	15,559
Freescale Semiconductor, Inc. 9.875% 2014[4,6]	19,096	7,161
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[3,5]	71,868	62,705
Freescale Semiconductor, Inc. 10.125% 2016	9,738	3,360
First Data Corp., Term Loan B2, 3.065% 2014[3,4,5]	79,717	60,297
First Data Corp. 9.875% 2015[2]	45,916	32,830
First Data Corp. 9.875% 2015	9,700	6,936
Hughes Communications, Inc. 9.50% 2014	53,375	52,308
SunGard Data Systems Inc. 9.125% 2013	46,675	44,341
SunGard Data Systems Inc. 10.625% 2015[2]	3,800	3,743
Ceridian Corp. 11.25% 2015	32,925	27,698
Jabil Circuit, Inc. 5.875% 2010	4,250	4,186
Jabil Circuit, Inc. 8.25% 2018	22,415	20,286
Serena Software, Inc. 10.375% 2016	24,540	19,632
Sensata Technologies BV, Term Loan B, 2.804% 2013[3,4,5]	5,581	4,260
Sensata Technologies BV 8.00% 2014[4]	20,325	10,086
Celestica Inc. 7.875% 2011	10,525	10,578
Celestica Inc. 7.625% 2013	2,235	2,190
Xerox Corp. 7.125% 2010	3,650	3,770
Xerox Corp. 7.625% 2013	5,000	5,040
		791,092

MATERIALS — 4.83%
Dow Chemical Co. 7.60% 2014	14,500	14,950
Dow Chemical Co. 8.55% 2019	49,225	49,394
Dow Chemical Co. 7.375% 2029	2,755	2,510
Dow Chemical Co. 9.40% 2039	50,850	52,477
International Paper Co. 7.95% 2018	38,445	37,146
International Paper Co. 9.375% 2019	44,405	45,337
Nalco Co. 7.75% 2011	6,478	6,510
Nalco Co. 7.75% 2011	€500	698
Nalco Co. 8.875% 2013	$5,570	5,709
Nalco Co. 9.00% 2013	€2,095	2,953
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	$8,825	8,693
Nalco Co., Term Loan B, 6.50% 2016[3,4,5]	14,350	14,404
Nalco Co. 8.25% 2017[2]	22,965	23,195
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,000	3,078
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	4,650	4,702
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	38,360	38,702
Owens-Brockway Glass Container Inc. 8.25% 2013	1,400	1,414
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	479
Owens-Brockway Glass Container Inc. 7.375% 2016[2]	$39,125	38,147
Georgia-Pacific Corp. 8.125% 2011	9,000	9,045
Georgia-Pacific Corp., First Lien Term Loan B, 2.65% 2012[3,4,5]	3,527	3,334
Georgia-Pacific LLC 8.25% 2016[2]	26,195	25,540
Georgia Gulf Corp., Term Loan B, 3.75% 2013[3,4,5]	10,000	8,066
Georgia Gulf Corp. 7.125% 2013[1]	20,000	5,600
Georgia Gulf Corp. 9.50% 2014[1]	77,340	23,589
Rockwood Specialties Group, Inc. 7.50% 2014	5,175	4,890
Rockwood Specialties Group, Inc. 7.625% 2014	€12,150	16,017
Associated Materials Inc. 9.75% 2012	$5,280	4,646
AMH Holdings, Inc. 11.25% 2014	26,910	11,975
Rio Tinto Finance (USA) Ltd. 8.95% 2014	14,700	16,351
Graphic Packaging International, Inc. 8.50% 2011	4,003	3,983
Graphic Packaging International, Inc. 9.50% 2013	2,425	2,328
Graphic Packaging International, Inc. 9.50% 2017[2]	8,905	8,816
Plastipak Holdings, Inc. 8.50% 2015[2]	15,515	13,983
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[1]	11,525	4,380
Stone Container Corp. 8.375% 2012[1]	3,855	1,494
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[1]	8,010	3,024
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[1]	6,460	2,423
Ashland Inc., Term Loan B, 7.65% 2014[3,4,5]	10,716	10,825
FMG Finance Pty Ltd. 10.625% 2016[2]	10,100	9,747
Domtar Corp. 5.375% 2013	4,575	3,820
Domtar Corp. 7.125% 2015	5,640	4,738
Neenah Paper, Inc. 7.375% 2014	12,385	8,035
AEP Industries Inc. 7.875% 2013	8,395	7,629
Metals USA Holdings Corp. 8.208% 2012[4,6]	9,518	5,747
Metals USA, Inc. 11.125% 2015	1,750	1,446
Smurfit Capital Funding PLC 7.50% 2025	9,045	6,512
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	11,225	5,977
ArcelorMittal 6.125% 2018	6,000	5,259
Algoma Steel Inc., Term Loan B, 2.81% 2013[3,4,5]	6,313	5,129
Bway Corp. 10.00% 2014[2]	5,050	5,063
Airgas, Inc. 6.25% 2014	3,500	3,316
Airgas, Inc. 7.125% 2018[2]	650	611
MacDermid 9.50% 2017[2]	4,905	3,605
C10 Capital (SPV) Ltd. 6.722% (undated)[2,4]	6,850	3,512
Lubrizol Corp. 8.875% 2019	3,000	3,491
Rock-Tenn Co. 9.25% 2016[2]	3,180	3,252
Exopack Holding Corp. 11.25% 2014	3,650	3,011
Norampac Inc. 6.75% 2013	3,500	3,010
Momentive Performance Materials Inc. 9.75% 2014	2,500	1,125
		624,842

UTILITIES — 4.73%
Edison Mission Energy 7.50% 2013	61,175	55,058
Edison Mission Energy 7.75% 2016	15,125	12,403
Midwest Generation, LLC, Series B, 8.56% 2016[3]	48,812	47,835
Edison Mission Energy 7.00% 2017	43,020	33,233
Edison Mission Energy 7.20% 2019	46,450	34,838
Homer City Funding LLC 8.734% 2026[3]	9,104	8,148
Edison Mission Energy 7.625% 2027	44,280	28,561
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.821% 2014[3,4,5]	30,759	22,066
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	57,035	35,789
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	50,900	31,940
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[4,6]	36,969	17,190
NRG Energy, Inc. 7.25% 2014	21,350	20,763
NRG Energy, Inc. 7.375% 2016	56,700	53,794
AES Corp. 9.375% 2010	5,508	5,591
AES Corp. 8.875% 2011	8,475	8,645
AES Corp. 8.75% 2013[2]	18,367	18,734
AES Gener SA 7.50% 2014	11,750	12,143
AES Corp. 7.75% 2015	2,000	1,870
AES Corp. 8.00% 2017	10,000	9,350
AES Red Oak, LLC, Series A, 8.54% 2019[3]	7,030	6,327
AES Corp. 8.00% 2020	5,375	4,851
AES Red Oak, LLC, Series B, 9.20% 2029[3]	5,000	4,250
Intergen Power 9.00% 2017[2]	74,950	71,390
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,263
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,116
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,769
Sierra Pacific Resources 8.625% 2014	11,075	10,964
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,538
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,618
Sierra Pacific Resources 6.75% 2017	2,000	1,822
Ameren Corp. 8.875% 2014	16,750	17,305
ISA Capital do Brasil SA 7.875% 2012[2]	2,375	2,458
ISA Capital do Brasil SA 8.80% 2017[2]	6,800	7,004
Enersis SA 7.375% 2014	6,800	7,288
FPL Energy National Wind Portfolio, LLC 6.125% 2019[2,3]	3,466	3,376
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[2]	2,000	1,899
		611,189

CONSUMER STAPLES — 3.89%
Stater Bros. Holdings Inc. 8.125% 2012	42,605	42,179
Stater Bros. Holdings Inc. 7.75% 2015	46,405	44,781
SUPERVALU INC., Term Loan B, 1.56% 2012[3,4,5]	2,727	2,592
SUPERVALU INC. 7.50% 2012	3,860	3,841
Albertson’s, Inc. 7.25% 2013	4,990	4,815
SUPERVALU INC. 7.50% 2014	1,000	965
SUPERVALU INC. 8.00% 2016	47,350	46,166
Albertson’s, Inc. 8.00% 2031	31,450	27,126
Rite Aid Corp. 8.625% 2015	14,500	9,715
Rite Aid Corp., Term Loan T4 9.50% 2015[3,4,5]	15,000	14,959
Rite Aid Corp. 9.75% 2016[2]	15,000	15,075
Rite Aid Corp. 7.70% 2027	7,500	3,075
Rite Aid Corp. 6.875% 2028	11,177	4,415
Altria Group, Inc. 9.70% 2018	8,075	9,272
Altria Group, Inc. 9.25% 2019	11,000	12,373
Altria Group, Inc. 10.20% 2039	21,000	24,878
Duane Reade Inc. 5.129% 2010[4]	16,920	15,778
Duane Reade Inc. 9.75% 2011	32,910	28,138
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	1,005
Smithfield Foods, Inc., Series B, 7.75% 2013	2,300	1,897
Smithfield Foods, Inc. 10.00% 2014[2]	26,525	26,326
Smithfield Foods, Inc. 7.75% 2017	9,350	6,849
Constellation Brands, Inc. 8.375% 2014	6,775	6,826
Constellation Brands, Inc. 7.25% 2017	31,375	29,179
Tyson Foods, Inc. 10.50% 2014[2]	27,025	29,457
Vitamin Shoppe Industries Inc. 8.383% 2012[4]	19,535	18,802
Dole Food Co., Inc. 8.875% 2011	18,550	18,179
Elizabeth Arden, Inc. 7.75% 2014	18,773	16,333
Cott Beverages Inc. 8.00% 2011	14,500	13,557
Ingles Markets Inc. 8.875% 2017[2]	12,575	12,418
H.J. Heinz Co. 15.59% 2011[2,4]	5,000	6,257
Pilgrim’s Pride Corp. 7.625% 2015[1]	3,800	3,325
Pilgrim’s Pride Corp. 8.375% 2017[1]	2,800	2,142
CVS Caremark Corp. 6.943% 2030[2,3]	296	269
		502,964

ENERGY — 2.96%
Williams Companies, Inc. 3.208% 2010[2,4]	28,000	26,504
Williams Companies, Inc. 6.375% 2010[2]	6,000	6,001
Williams Companies, Inc. 8.125% 2012	9,800	10,162
Williams Companies, Inc. 8.75% 2020[2]	13,755	14,364
Williams Companies, Inc. 7.875% 2021	1,650	1,628
Transcontinental Gas Pipe Line Corp. 7.25% 2026	6,650	6,756
Williams Companies, Inc. 8.75% 2032	18,250	18,386
Petroplus Finance Ltd. 6.75% 2014[2]	39,450	34,124
Petroplus Finance Ltd. 7.00% 2017[2]	50,200	41,917
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	11,375	11,409
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	31,975	29,218
Drummond Co., Inc. 7.375% 2016[2]	45,855	33,704
Enterprise Products Operating LP 7.034% 2068[4]	33,455	24,709
Forest Oil Corp. 8.50% 2014[2]	5,300	5,234
Forest Oil Corp. 7.25% 2019	13,750	12,375
Gaz Capital SA 6.51% 2022[2]	10,000	7,525
Gaz Capital SA 7.288% 2037[2]	11,800	8,909
Kinder Morgan Energy Partners LP 9.00% 2019	5,730	6,528
Kinder Morgan Energy Partners LP 6.85% 2020	9,000	9,243
TransCanada PipeLines Ltd. 6.35% 2067[4]	22,645	15,760
TEPPCO Partners LP 7.00% 2067[4]	15,805	11,895
Pemex Project Funding Master Trust 5.75% 2018	5,850	5,411
Pemex Project Funding Master Trust 6.625% 2035	6,500	5,887
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	11,749	10,633
Enbridge Inc. 5.60% 2017	10,325	10,136
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,774
Enbridge Energy Partners, LP 8.05% 2077[4]	7,220	5,278
Energy Transfer Partners, LP 9.70% 2019	4,030	4,634
		382,104

Total corporate bonds, notes & loans		10,204,802

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 2.90%
Brazilian Treasury Bill 6.00% 2010[8,11]	BRL5,761	29,678
Brazil (Federal Republic of) 10.00% 2017[8]	6,360	28,155
Brazil (Federal Republic of) Global 8.00% 2018[3]	$10,245	11,526
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	7,569
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,725
Brazil (Federal Republic of) Global 11.00% 2040	12,485	16,305
Brazilian Treasury Bill 6.00% 2045[8,11]	BRL1,822	8,681
Turkey (Republic of) 15.00% 2010	TRY16,262	10,894
Turkey (Republic of) 14.00% 2011	30,550	20,675
Turkey (Republic of) 16.00% 2012	16,000	11,191
Turkey (Republic of) 7.50% 2017	$9,700	10,185
Turkey (Republic of) 6.75% 2018	3,250	3,266
Colombia (Republic of) Global 11.75% 2010	COP3,295,000	1,587
Colombia (Republic of) Global 10.00% 2012	$1,500	1,740
Colombia (Republic of) Global 10.75% 2013	8,550	10,388
Colombia (Republic of) Global 8.25% 2014	4,000	4,640
Colombia (Republic of) Global 12.00% 2015	COP22,990,000	12,331
Colombia (Republic of) Global 11.75% 2020	$1,936	2,652
Colombia (Republic of) Global 9.85% 2027	COP12,085,000	5,741
Colombia (Republic of) Global 10.375% 2033	$823	1,093
Colombia (Republic of) Global 7.375% 2037	4,139	4,242
Panama (Republic of) Global 7.125% 2026	585	608
Panama (Republic of) Global 8.875% 2027	6,500	7,881
Panama (Republic of) Global 6.70% 2036[3]	27,674	26,982
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	1,034
United Mexican States Government Global 6.375% 2013	$6,970	7,562
United Mexican States Government, Series MI10, 9.50% 2014	MXN80,000	6,630
United Mexican States Government 5.00% 2016[8,11]	63,719	5,192
United Mexican States Government, Series M20, 10.00% 2024	80,000	6,889
United Mexican States Government Global 6.75% 2034	$6,105	6,187
Russian Federation 12.75% 2028	2,000	2,890
Russian Federation 7.50% 2030[3]	22,910	22,653
Egypt (Arab Republic of) 9.10% 2010	EGP50,497	9,114
Egypt (Arab Republic of) 9.10% 2010	3,130	566
Egypt (Arab Republic of) 11.50% 2011	9,380	1,774
Egypt (Arab Republic of) 9.10% 2012	18,225	3,235
Egypt (Arab Republic of) 11.625% 2014	49,265	9,579
Indonesia (Republic of) 10.375% 2014	$1,800	2,061
Indonesia (Republic of) 6.875% 2017[2]	1,000	980
Indonesia (Republic of) 6.875% 2018	5,000	4,813
Indonesia (Republic of) 6.875% 2018[2]	3,725	3,585
Indonesia (Republic of) 6.625% 2037[2]	2,500	2,075
Venezuela (Republic of) 10.75% 2013	6,000	4,980
Venezuela (Republic of) Global 8.50% 2014	1,250	894
Venezuela (Republic of) 7.65% 2025	8,455	4,545
Argentina (Republic of) 5.83% 2033[3,6,8,11]	ARS 12,806	1,305
Argentina (Republic of) GDP-Linked 2035	128,645	1,458
Argentina (Republic of) GDP-Linked 2035	$12,377	458
Argentina (Republic of) 0.63% 2038[3,8,11]	ARS174,183	3,097
Uruguay (Republic of) 4.25% 2027[3,8,11]	UYU143,129	5,093
Dominican Republic 9.50% 2011[3]	$2,813	2,799
Dominican Republic 9.50% 2011[2,3]	1,718	1,710
Peru (Republic of) 7.125% 2019	2,945	3,166
Corporación Andina de Fomento 5.75% 2017	3,000	2,899
South Africa (Republic of) 6.875% 2019	2,410	2,488
Thai Government 4.125% 2009	THB73,490	2,181
		374,627

MORTGAGE-BACKED OBLIGATIONS[3] — 1.55%
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,8]	$30,490	29,880
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,8]	12,250	12,005
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.802% 2036[4]	15,000	8,501
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.33% 2037[4]	26,616	17,955
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.743% 2037[4]	24,784	15,427
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2]	10,725	8,253
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,8]	38,760	32,752
American Home Mortgage Investment Trust, Series 2005-4, Class V-A, 5.35% 2045[4]	58,894	33,654
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,8]	1,450	1,291
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,8]	5,950	5,236
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,8]	11,615	10,221
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,8]	12,950	11,396
Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 2-A-1, 6.50% 2037	8,696	5,060
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.664% 2037[4]	7,639	2,658
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	3,500	1,982
Wells Fargo Mortgage-backed Securities Trust, Series 2007-11, Class A-96, 6.00% 2037	6,042	4,569
		200,840

U.S. TREASURY BONDS & NOTES — 0.35%
U.S. Treasury 6.00% 2026	21,000	25,341
U.S. Treasury 3.25% 2016	20,000	20,085
		45,426

ASSET-BACKED OBLIGATIONS[3] — 0.11%
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[2]	6,450	6,319
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[2]	5,282	4,922
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.459% 2037[4]	3,833	2,284
		13,525

Total bonds, notes & other debt instruments (cost: $12,553,480,000)		10,839,220

	Shares or
Convertible securities — 1.00%	principal amount

INFORMATION TECHNOLOGY — 0.52%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$61,000,000	50,782
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$18,000,000	8,528
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$13,900,000	8,618
		67,928

ENERGY — 0.15%
Petroplus Holdings AG 3.375% convertible notes 2013	$22,000,000	18,867

HEALTH CARE — 0.12%
Schering-Plough Corp., 6.00% convertible preferred 2010	68,000	15,416

FINANCIALS — 0.10%
Citigroup Inc., Series J-1, 7.00% noncumulative convertible preferred[8]	150,000	6,168
Boston Properties, Inc. 2.875% convertible notes 2037	$4,000,000	3,525
Equity Residential 3.85% convertible notes 2026	$3,500,000	3,340
Fannie Mae, Series 2004-1, 5.375% convertible preferred	118	118
		13,151

CONSUMER DISCRETIONARY — 0.07%
Saks Inc. 7.50% convertible notes 2013[2]	$8,740,000	9,166

INDUSTRIALS — 0.04%
UAL Corp. 4.50% convertible notes 2021	$14,500,000	4,857

Total convertible securities (cost: $142,391,000)		129,385

Preferred securities — 1.01%	Shares

FINANCIALS — 1.01%
BAC Capital Trust XIV 5.63%[4]	42,512,000	21,267
BAC Capital Trust XIII 1.029%[4]	44,454,000	19,896
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,125,000	25,067
JPMorgan Chase & Co., Series I, 7.90%[4]	23,448,000	20,576
Citigroup Inc., Series E, 8.40%[4]	11,520,000	8,655
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,4]	17,900,000	7,333
PNC Financial Services Group, Inc., Series K, 8.25%[4]	8,275,000	6,949
Barclays Bank PLC 8.55%[2,4]	3,009,000	2,046
Barclays Bank PLC 6.86%[2,4]	2,345,000	1,410
Barclays Bank PLC 7.434%[2,4]	1,821,000	1,222
Barclays Bank PLC, Series 1, 6.278% noncumulative[4]	1,600,000	954
Barclays Bank PLC 7.375%[2,4]	1,225,000	795
General Motors Corp. 9.00%[2]	13,748	5,913
ILFC E-Capital Trust II 6.25%[2,4]	8,000,000	3,080
Wells Fargo Capital XV 9.75%[4]	2,690,000	2,605
SMFG Preferred Capital USD 1 Ltd. 6.078%[2,4]	1,290,000	1,038
SMFG Preferred Capital USD 3 Ltd. 9.50%[2,4]	315,000	309
Fannie Mae, Series O, 7.00%[2,4]	607,282	1,093
Freddie Mac, Series Z, 8.375%[12]	320,000	372
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2,12]	2,406,000	24

Total preferred securities (cost: $204,092,000)		130,604

Common stocks — 1.03%

TELECOMMUNICATION SERVICES — 0.37%
AT&T Inc.	1,000,000	24,840
American Tower Corp., Class A12	538,967	16,993
Sprint Nextel Corp., Series 1[12]	777,508	3,740
Embarq Corp.	38,875	1,635
Cincinnati Bell Inc.[12]	70,740	201
XO Holdings, Inc.[12]	25,291	8
		47,417

FINANCIALS — 0.26%
Bank of America Corp.	2,589,120	34,177

CONSUMER DISCRETIONARY — 0.12%
Ford Motor Co.[12]	1,620,210	9,835
Time Warner Cable Inc.	125,429	3,973
Adelphia Recovery Trust, Series Arahova[12]	1,773,964	443
Adelphia Recovery Trust, Series ACC-1[12]	16,413,965	328
Adelphia Recovery Trust, Series ACC-6B8,12	3,619,600	18
CBS Corp., Class B, nonvoting shares	31,612	219
Emmis Communications Corp., Class A12	201,000	60
Radio One, Inc., Class A12	22,000	16
Radio One, Inc., Class D, nonvoting[12]	44,000	11
Mobile Travel Guide, Inc.[8,10,12]	83,780	14
American Media Operations, Inc.[2,8,9,12]	823,272	8
		14,925

INDUSTRIALS — 0.10%
Delta Air Lines, Inc.[12]	2,300,858	13,322
UAL Corp.[12]	22,911	73
		13,395

INFORMATION TECHNOLOGY — 0.09%
Micron Technology, Inc.[2,12]	678,656	3,434
Micron Technology, Inc.[12]	424,160	2,146
Fairchild Semiconductor International, Inc.[12]	500,000	3,495
ZiLOG, Inc.[9,12]	1,140,500	2,715
HSW International, Inc.[8,10,12]	257,091	43
		11,833

HEALTH CARE — 0.07%
UnitedHealth Group Inc.	375,000	9,367
Clarent Hospital Corp.[8,9,12]	576,849	29
		9,396

CONSUMER STAPLES — 0.02%
Winn-Dixie Stores, Inc.[12]	194,677	2,441

Total common stocks (cost: $220,577,000)		133,584

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[12]	50,587	—
XO Holdings, Inc., Series C, warrants, expire 2010[8,12]	37,939	—
XO Holdings, Inc., Series B, warrants, expire 2010[12]	37,939	—
GT Group Telecom Inc., warrants, expire 2010[2,8,12]	11,000	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[2,8,12]	21,012	—

Total warrants (cost: $571,000)		—

	Principal amount
Short-term securities — 12.54%	(000)

Federal Home Loan Bank 0.16%–0.34% due 7/10–9/15/2009	$328,023	327,930
U.S. Treasury Bills 0.155%–0.36% due 7/2–9/10/2009	237,900	237,875
Freddie Mac 0.15%–0.23% due 7/20–9/21/2009	200,000	199,927
Fannie Mae 0.20%–0.43% due 7/1–9/25/2009	183,200	183,129
Park Avenue Receivables Co., LLC 0.25%–0.27% due 7/6–8/5/2009[2]	73,400	73,383
Jupiter Securitization Co., LLC 0.25% due 7/7/2009[2]	29,200	29,199
Procter & Gamble International Funding S.C.A. 0.19%–0.20% due 7/23–9/3/2009[2]	86,000	85,961
Pfizer Inc 0.22% due 7/14–7/21/2009[2]	70,000	69,995
Merck & Co. Inc. 0.20%–0.25% due 7/20–7/28/2009	69,900	69,891
Coca-Cola Co. 0.23%–0.30% due 7/14–8/20/2009[2]	66,900	66,888
NetJets Inc. 0.20% due 7/9–9/8/2009[2]	39,300	39,286
Private Export Funding Corp. 0.22%–0.26% due 8/18–9/10/2009[2]	36,800	36,789
General Electric Capital Corp., FDIC insured, 0.23% due 7/30/2009	33,000	32,996
Abbott Laboratories 0.20% due 8/4/2009[2]	30,000	29,994
Emerson Electric Co. 0.23% due 9/1/2009[2]	30,000	29,983
Yale University 0.40% due 7/17/2009	25,000	24,993
Citigroup Funding Inc., FDIC insured, 0.27% due 8/11/2009	25,000	24,992
Medtronic Inc. 0.20% due 7/7/2009[2]	21,200	21,199
Becton, Dickinson and Co. 0.20% due 7/21/2009	15,836	15,834
Federal Farm Credit Banks 0.18% due 8/6/2009	10,200	10,199
Microsoft Corp. 0.20% due 9/23/2009[2]	10,200	10,193

Total short-term securities (cost: $1,620,631,000)		1,620,636

Total investment securities (cost: $14,741,742,000)		12,853,429
Other assets less liabilities		71,877

Net assets		$12,925,306

[1]	Scheduled interest and/or principal payment was not received.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,107,676,000, which represented 24.04% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $898,412,000, which represented 6.95% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $270,210,000, which represented 2.09% of the net assets of the fund.
[9]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
[10]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Gray Television Inc., Series D, 15.00% (undated)	6/26/2008–7/15/2008	$61,275	$16,182	.13%
HSW International, Inc.	12/17/2007	791	43	.00
Mobile Travel Guide, Inc.	12/17/2007	21	14	.00

Total restricted securities		$62,087	$16,239	.13%

[11]	Index-linked bond whose principal amount moves with a government retail price index.
12	Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
£ = British pounds
MXN = Mexican pesos
THB = Thai baht
TRY = New Turkish liras
UYU = Uruguayan pesos

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 6/30/09 (000)

American Media Operation 14.00% 2013	—	$44,909,396	—	$44,909,399	$3,335	$18,076
American Media Operation 9.00% 2013	—	$3,249,793	—	$3,249,793	196	1,633
American Media Operations, Inc.	—	823,272	—	823,272	—	8
ZiLOG, Inc.	1,140,500	—	—	1,140,500	—	2,715
Clarent Hospital Corp.	576,849	—	—	576,849	—	29
					$3,531	$22,461

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$10,136,650	$68,152	$10,204,802
Bonds & notes of governments & government agencies outside the U.S.	—	374,627	—	374,627
Mortgage-backed obligations	—	98,059	102,781	200,840
U.S. treasury bonds & notes	—	45,426	—	45,426
Asset-backed obligations	—	13,525	—	13,525
Convertible securities	15,416	113,969	—	129,385
Preferred securities	—	130,604	—	130,604
Common stocks	133,471	—	113	133,584
Short-term securities	—	1,620,636	—	1,620,636
Total	$148,887	$12,533,496	$171,046	$12,853,429

	Level 1	Level 2	Level 3	Total
Forward currency contracts*	$—	$(80)	$—	$(80)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2009 (dollars in thousands):

	Beginning value at 10/1/2008	Net sales	Net realized gain	Net unrealized depreciation	Net transfers into Level 3	Ending value at 6/30/2009
Investment securities	$67,983	$(2,088)	$4,570	$(34,894)	$135,475	$171,046

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands):						$(27,847)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$310,697
Gross unrealized depreciation on investment securities	(2,234,770)
Net unrealized depreciation on investment securities	(1,924,073)
Cost of investment securities for federal income tax purposes	14,777,502

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-921-0809O-S21435

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2009